Share Capital - Schedule of Outstanding RSUs (Details) - Restricted Stock Units [Member]		12 Months Ended
	Jan. 24, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding RSUs [Line Items]
Number of RSUs, Balance at beginning	3,618		4,970
Number of RSUs, Granted		188,285	14,988
Number of RSUs, Exercised		(188,285)	(9,039)
Number of RSUs, Forfeited/Cancelled			(10,919)
Number of RSUs, Balance at ending